FAIR VALUE MEASUREMENTS - Summary of the Hierarchy For Liabilities Measured at Fair Value (Parenthetical) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Payment for contingent consideration liability	$ 1,545	$ 1,050	$ 1,050	$ 2,325	$ 3,000
Crystal [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Payment for contingent consideration liability			0	1,800
Icagen [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Payment for contingent consideration liability	1,500		1,100	$ 500
xCella [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Payment for contingent consideration liability	$ 1,000		$ 700